Shareholder Report, Line Graph (Details) 193814_Innovator U.S. Small Cap Power Buffer ETF - October_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - October
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator U.S. Small Cap Power Buffer ETF - October NAV
Accumulated Value	$ 12,443	$ 10,199	$ 10,490	$ 11,432	$ 9,959	$ 10,135	$ 10,000	$ 13,825
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Total Return Index
Accumulated Value	15,435	11,512	12,590	15,456	10,249	10,263	10,000	$ 17,659
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000
Accumulated Value	$ 14,420	$ 10,912	$ 12,124	$ 15,080	$ 10,099	$ 10,257	$ 10,000	$ 16,276